Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment on inventory not received	$ 1,467	$ 0
Miscellaneous prepaid expenses	116,740	140,676
Value added tax receivable	227,433	158,200
Security deposit	33,850	16,346
Prepaid expenses and other current assets	$ 379,490	$ 315,222